DOCUMENT AND ENTITY INFORMATION (USD $)	7 Months Ended
	Aug. 02, 2010	Jun. 30, 2009
Document Information
Document Type	8-K
Amendment Flag	false
Document Period End Date	2010-08-02
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	Q1
Entity Information
Entity Registrant Name	FORD MOTOR CO
Entity Central Index Key	0000037996
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Entity Public Float		$ 19,118,478,708
Trading Symbol	F

CONSOLIDATED AND SECTOR STATEMENT OF OPERATIONS (USD $) In Millions, except Per Share data	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2010	Dec. 31, 2009	Mar. 31, 2010 Historical Financial Statement [Member]	Dec. 31, 2009 Historical Financial Statement [Member]	Mar. 31, 2010 Historical Financial Statement [Member] Automotive [Member]	Dec. 31, 2009 Historical Financial Statement [Member] Automotive [Member]	Mar. 31, 2010 Historical Financial Statement [Member] Financial Services [Member]	Dec. 31, 2009 Historical Financial Statement [Member] Financial Services [Member]	Mar. 31, 2010 Pro Forma Adjustments Volvo [Member]		Dec. 31, 2009 Pro Forma Adjustments Volvo [Member]		Mar. 31, 2010 Pro Forma Adjustments Volvo [Member] Automotive [Member]		Dec. 31, 2009 Pro Forma Adjustments Volvo [Member] Automotive [Member]		Mar. 31, 2010 Automotive [Member]	Dec. 31, 2009 Automotive [Member]	Mar. 31, 2010 Financial Services [Member]	Dec. 31, 2009 Financial Services [Member]
Sales and revenues
Automotive sales	$ 25,371	$ 91,512	$ 28,894	$ 103,868	$ 28,894	$ 103,868			$ (3,523)	[1]	$ (12,356)	[1]	$ (3,523)	[1]	$ (12,356)	[1]	$ 25,371	$ 91,512
Financial Services revenues	2,672	12,415	2,672	12,415			2,672	12,415											2,672	12,415
Total sales and revenues	28,043	103,927	31,566	116,283					(3,523)	[1]	(12,356)	[1]
Costs and expenses
Automotive cost of sales	22,190	86,959	25,139	98,866	25,139	98,866			(2,949)	[1]	(11,907)	[1]	(2,949)	[1]	(11,907)	[1]	22,190	86,959
Selling, administrative and other expenses	2,700	11,596	3,089	13,029	2,220	8,354			(389)	[1]	(1,433)	[1]	(389)	[1]	(1,433)	[1]	1,831	6,921
Total costs and expenses					27,359	107,220							(3,338)	[1]	(13,340)	[1]	24,021	93,880
Interest expense	1,699 [2]	6,779 [2]	1,701	6,790			1,159	5,313	(2)	[1]	(11)	[1]							1,159	5,313
Depreciation							660	3,937											660	3,937
Operating and other expenses							209	738											209	738
Financial Services provision for credit and insurance losses	(41)	1,030	(41)	1,030			(41)	1,030											(41)	1,030
Total costs and expenses	26,548	106,364	29,888	119,715			1,987	11,018	(3,340)	[1]	(13,351)	[1]							1,987	11,018
Operating income/(loss)					1,535	(3,352)							(185)	[1]	984	[1]	1,350	(2,368)
Interest expense					542	1,477							(2)	[1]	(11)	[1]	540 [2]	1,466 [2]
Automotive interest income and other non-operating income/(expense), net	189	5,284	189	5,284	189	5,284											189	5,284
Financial Services other income/(loss), net	126	552	126	552			126	552											126	552
Equity in net income/(loss) of affiliated companies	139	150	142	195	138	330	4	(135)	(3)	[1]	(45)	[1]	(3)	[1]	(45)	[1]	135	285	4	(135)
Income/(Loss) before income taxes	1,949	3,549	2,135	2,599	1,320	785	815	1,814	(186)	[1]	950	[1]	(186)	[1]	950	[1]	1,134	1,735	815	1,814
Provision for/(Benefit from) income taxes	17	(170)	50	(113)					(33)	[1]	(57)	[1]
Income/(Loss) from continuing operations	1,932	3,719	2,085	2,712					(153)	[1]	1,007	[1]
Income/(Loss) from discontinued operations		5		5
Net income/(loss)	1,932	3,724	2,085	2,717					(153)	[1]	1,007	[1]
Less: Income/(Loss) attributable to noncontrolling interests
Net income/(loss)	1,932	3,724	2,085	2,717					(153)	[1]	1,007	[1]
NET INCOME/(LOSS) ATTRIBUTABLE TO FORD MOTOR COMPANY
Income/(Loss) from continuing operations	1,932	3,719	2,085	2,712					(153)	[1]	1,007	[1]
Income/(Loss) from discontinued operations		5		5
Net income/(loss)	$ 1,932	$ 3,724	$ 2,085	$ 2,717					$ (153)	[1]	$ 1,007	[1]
Basic income/(loss)
Income/(Loss) from continuing operations	$ 0.57	$ 1.24	$ 0.62	$ 0.91					$ (0.05)	[1]	$ 0.34	[1]
Number of shares used to compute amounts per share	3,365	2,991	3,365	2,991					3,365	[1]	2,991	[1]
Diluted income/(loss)
Income/(Loss) from continuing operations	$ 0.47	$ 1.17	$ 0.5	$ 0.86					$ (0.04)	[1]	$ 0.34	[1]
Number of shares used to compute amounts per share	4,569	3,474	4,569	3,312					3,570	[1]	2,991	[1]

[1]	Carve-out of Volvo results included in our historical statements.
[2]	The interest savings from the use of $280 million of sale proceeds to partially prepay certain outstanding term loans as required pursuant to the terms of the Credit Agreement.

CONSOLIDATED AND SECTOR BALANCE SHEET (USD $) In Millions	Mar. 31, 2010	Mar. 31, 2010 Common Stock [Member]	Mar. 31, 2010 Common Stock [Member] Historical Financial Statement [Member]	Mar. 31, 2010 Class B Stock [Member]	Mar. 31, 2010 Class B Stock [Member] Historical Financial Statement [Member]	Mar. 31, 2010 Historical Financial Statement [Member]	Mar. 31, 2010 Historical Financial Statement [Member] Variable Interest Entities [Member]		Mar. 31, 2010 Historical Financial Statement [Member] Automotive [Member]	Mar. 31, 2010 Historical Financial Statement [Member] Financial Services [Member]	Mar. 31, 2010 Historical Financial Statement [Member] Intersector [Member]	Mar. 31, 2010 Pro Forma Adjustments Volvo [Member]		Mar. 31, 2010 Pro Forma Adjustments Volvo [Member] Automotive [Member]		Mar. 31, 2010 Pro Forma Adjustments Volvo [Member] Intersector [Member]	Mar. 31, 2010 Variable Interest Entities [Member]		Mar. 31, 2010 Automotive [Member]	Mar. 31, 2010 Financial Services [Member]	Mar. 31, 2010 Intersector [Member]
ASSETS
Cash and cash equivalents, value before Volvo adjustments	$ 24,356					$ 24,356
Anticipated cash proceeds from sale of Volvo	1,301											1,301	[1]
Volvo cash balances transferred to Geely, pro-forma	(665)											(665)	[2]
Amount to partially prepay outstanding term loans	(280)											(280)	[3]
Subtotal adjusted cash and cash equivalents	24,712					24,356	5,117	[4]	12,801	11,555		356		356	[1],[2],[3]		5,117	[4]	13,157	11,555
Marketable securities	21,883					21,883				9,824										9,824
Marketable securities									12,491										12,491
Total cash and marketable securities									25,292					356					25,648
Finance receivables, net	73,837					73,837	54,471	[4]		77,439							54,471	[4]		77,439
Other receivables, net	7,228					6,925	25	[4]				303	[5]				25	[4]
Receivables, net									3,332					303	[5]				3,635
Net investment in operating leases	15,818					15,818	10,765	[4]		13,780							10,765	[4]		13,780
Inventories	6,292					6,292	22	[4]	6,292								22	[4]	6,292
Deferred income taxes									493										493
Other current assets									2,797										2,797
Current receivable from Financial Services									2,834										2,834
Total current assets									41,040					659					41,699
Equity in net assets of affiliated companies	2,544					2,544			2,420	124									2,420	124
Net property	22,826					22,826	31	[4]	22,655								31	[4]	22,655
Deferred income taxes									5,600										5,600
Deferred income taxes	2,861					2,861
Goodwill and other net intangible assets	192					192			183	9									183	9
Assets of held-for-sale operations						8,076			8,076			(8,076)	[6]	(8,076)	[6]
Other assets	6,358					6,358	39	[4]		4,330							39	[4]		4,330
Other assets									1,726										1,726
Non-current receivable from Financial Services									256										256
Intersector elimination											(3,532)										(3,532)
Total assets	184,551					191,968			81,956	117,061	195,485	(7,417)		(7,417)		(7,417)			74,539	117,061	188,068
LIABILITIES
Payables	15,760					15,611	22	[4]		1,233		149	[7]				22	[4]		1,233
Trade payables									11,898					149	[7]				12,047
Other payables									2,480										2,480
Accrued liabilities and deferred revenue									17,642					47	[8]				17,689
Accrued liabilities and deferred revenue	44,492					44,445	504	[4]				47	[8]				504	[4]
Debt	129,728					130,105	47,929	[4]		96,286		(377)	[3],[9]				47,929	[4]		96,286
Deferred income taxes	1,600					1,600				1,644										1,644
Deferred income taxes									2,949										2,949
Other liabilities and deferred income										4,476										4,476
Debt payable within one year									5,009					(67)	[3],[9]				4,942
Total current liabilities									39,978					129					40,107
Long-term debt									29,242					(310)	[3],[9]				28,932
Other liabilities									22,337										22,337
Deferred income taxes									524										524
Liabilities of held-for-sale operations						5,644			5,644			(5,644)	[6]	(5,644)	[6]
Payable to Automotive										3,090										3,090
Intersector elimination											(3,532)										(3,532)
Total liabilities	191,580					197,405			97,725	106,729	200,922	(5,825)		(5,825)		(5,825)			91,900	106,729	195,097
EQUITY
Common stock		33	33	1	1
Capital in excess of par value of stock	17,382					17,382
Accumulated other comprehensive income/(loss)	(12,808)					(11,199)						(1,609)	[6]
Treasury stock	(161)					(178)						17	[10]
Retained earnings/(Accumulated deficit)	(11,514)					(11,514)							[11]
Total equity/(deficit) attributable to Ford Motor Company	(7,067)					(5,475)						(1,592)
Equity/(Deficit) attributable to noncontrolling interests	38					38
Total equity/(deficit)	(7,029)					(5,437)						(1,592)
Total liabilities and equity	$ 184,551					$ 191,968					$ 195,485	$ (7,417)				$ (7,417)					$ 188,068

[1]	Anticipated cash proceeds from the sale of Volvo of $1.301 billion. Amount is comprised of the portion of the purchase price to be settled in cash ( $1.6 billion), and contractually defined purchase price adjustments ( $299 million) for estimated pension liabilities, the cash to be transferred to the acquirer, net of debt, and the difference between actual and targeted working capital balances, had the sale occurred on March 31, 2010.
[2]	Volvo cash balances that would have been transferred to Geely had the sale occurred on March 31, 2010.
[3]	Use of $280 million of sale proceeds to partially prepay certain outstanding term loans as required pursuant to the terms of the Credit Agreement.
[4]	The following table includes assets to be used to settle liabilities of the consolidated variable interest entities ("VIEs"). These assets and liabilities are included in the consolidated balance sheet above.
[5]	Portion of the purchase price to be paid in the form of a seller loan note ( $200 million) and trade receivables ( $103 million) between Ford and Volvo as of March 31, 2010 (eliminated as an intercompany item in our historical financial statements).
[6]	Carve out of assets, liabilities, and other accumulated comprehensive income/(loss) of Volvo included in our historical financial statements.
[7]	Trade payables between Ford and Volvo as of March 31, 2010 (eliminated as an intercompany item in our historical financial statements).
[8]	Liabilities incurred in connection with the sale of Volvo.
[9]	Volvo debt that would have been transferred to Geely had the sale occurred on March 31, 2010 ( $97 million).
[10]	Related to the transfer of shares held by the Volvo North America Employee Stock Ownership Plan.
[11]	Estimated gain/(loss) on the sale of Volvo as if sold on March 31, 2010.

CONSOLIDATED AND SECTOR BALANCE SHEET (Parenthetical) (USD $) In Millions, except Per Share data	3 Months Ended
Mar. 31, 2010
End Notes [Abstract]
Amount to partially prepay outstanding term loans	$ 280
Anticipated cash proceeds from sale of Volvo	1,301
Purchase price to be settled in cash, before adjustments	1,600
Cash proceeds from the sale of Volvo, purchase price adjustment	(299)
Seller note receivable from sale of Volvo	200
Trade receivables with Volvo	103
Volvo debt transferred, pro-forma	$ 97
Common Stock [Member]
EQUITY
Common Stock, par value (in dollars per share)	$ 0.01
Common Stock, shares issued (in shares)	3,345
Class B Stock [Member]
EQUITY
Common Stock, par value (in dollars per share)	$ 0.01
Common Stock, shares issued (in shares)	71